--------------------------------------------------------------------------------
                                    BRADFORD
                                   GOVERNMENT
                                   OBLIGATIONS
                                  MONEY MARKET
                                    PORTFOLIO

                                [GRAPHIC OMITTED]

                              J.C. Bradford & Co.
                       Member New York Stock Exchange Inc.

                                  Annual Report
                                 August 31, 1996

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.

                       ANNUAL INVESTMENT ADVISER'S REPORT



     Although this summer's weather remained on the cool side, the debate over Federal Reserve monetary policy became quite heated as the year progressed. By early July, a majority of Fed watchers were convinced that a rise in short-term interest rates was imminent, and pointed to July's strong employment report as evidence. The only question seemed to be the size and timing of the Fed's move. Would the Fed wait until its August meeting, or would they immediately raise the funds rate 25 or 50 basis points? Certainly, they pointed out, the jump in nonfarm payroll (+700,000 jobs) and the spike in hourly earnings (+9 cents) was cause for immediate action by the Fed to curb the economy and prevent a rekindling of inflation. However, as has often happened this year, economic reports that seemed to suggest either a business expansion or a slowdown were followed quite closely by reports that suggested otherwise. It seemed that after the winter's government shut downs and snowstorms, the predictability of economic numbers became a lost art in 1996.

     This same type of reversal of expectations occurred again in July following the strong jobs report. Within only a few weeks, signs of slower economic activity had tempered the certainty of a rate hike, and by the time Alan Greenspan spoke at his Humphrey-Hawkins testimony, he speculated that, "looking forward, there are a number of reasons to expect demands to moderate and economic activity to settle back toward a more sustainable pace in the months ahead." The Federal Reserve's forecast for growth is 2.5%-2.75% this year, falling to 1.75%-2.25% next year; while inflation should average about 3.0%-3.25% this year, and 2.75%-3.0% next year. Greenspan's remarks were very well received by the markets, and stocks and bonds rose sharply into early August. In addition, the expectation of higher short-term interest rates eased considerably, and by the time the Fed met on August 20, there was almost no one in the "tighter" camp.

     Short-term taxable interest rates have held steady at 5.25% (federal funds rate) for the last two quarters. The Federal Reserve's last move was on January 31, when they eased monetary policy to encourage economic growth, following news of a very weak fourth quarter 1995. At that time, market sentiment was biased towards additional easings of monetary policy and the short-term yield curve offered no incentive to extend. By mid-April, however, strong jobs reports worried the markets that the Fed would not only stop easing but might consider tightening. In response, the yield curve turned positive and rewarded longer average maturities with yield pick ups of 20-30 basis points. The Money Market and Government portfolios took advantage of this opportunity by moving their maturities to the 50-60 day range. For much of the last two quarters, investments of 3-12 months have outyielded overnight rates by 25-50 basis points.

     As always, all the Fund's portfolios emphasized high quality securities and highly liquid structures, in addition to providing competitive daily returns. Our credit research department employs fifteen professionals to approve and monitor the creditworthiness of every issue/issuer in which the portfolios invest. Finally, as of the date of this report, there are a number of proposed amendments to Rule 2a-7, the regulations which govern money market funds.The anticipated effective date of October 3 has been postponed by the SEC. We are following the situation closely and will be reporting to you in the future about the substance and timing of those changes.

                     PNC Institutional Management Corporation
                     (Please dial toll-free 800-533-7719 for questions regarding your account or contact your broker.)

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of The RBB Fund, Inc.:

We have audited the accompanying statements of net assets of the Government Obligations Money Market Portfolio of The RBB Fund, Inc., as of August 31, 1996, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held by the custodian and brokers as of August 31, 1996. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Government Obligations Money Market Portfolio of The RBB Fund, Inc. as of August 31, 1996 and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
October 15, 1996

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 1996


                                                          PAR
                                                         (000)       VALUE
                                                       --------   ------------
AGENCY OBLIGATIONS--53.8%
FEDERAL FARM CREDIT BANK--8.1%
   5.120% 09/04/96(DAGGER) .....................       $ 15,000   $ 14,998,280
   5.400% 04/01/97 .............................         30,000     29,977,099
                                                                  ------------
                                                                    44,975,379
                                                                  ------------
FEDERAL HOME LOAN BANK--8.1%
   5.277% 09/02/96(DAGGER) .....................         20,000     19,998,784
   5.238% 09/20/96(DAGGER) .....................         15,000     14,999,434
   5.560% 10/25/96 .............................         10,000      9,997,291
                                                                  ------------
                                                                    44,995,509
                                                                  ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--28.6%
   5.370% 09/03/96(DAGGER) .....................         10,000     10,000,000
   5.410% 09/03/96(DAGGER) .....................         10,000      9,994,465
   5.465% 09/03/96(DAGGER) .....................         10,000      9,999,787
   5.348% 09/06/96(DAGGER) .....................         20,000     19,992,305
   5.337% 09/17/96(DAGGER) .....................         20,000     19,990,167
   5.310% 10/18/96 .............................         15,000     14,996,237
   5.320% 11/21/96(DAGGER) .....................         25,000     24,992,910
   5.270% 11/26/96 .............................         20,000     19,748,211
   5.530% 01/10/97 .............................         15,000     14,698,154
   5.240% 01/15/97 .............................         15,000     14,703,067
                                                                  ------------
                                                                   159,115,303
                                                                  ------------
STUDENT LOAN MARKETING ASSOCIATION(DAGGER)--9.0%
   5.400% 09/03/96 .............................          9,000      8,998,786
   5.410% 09/03/96 .............................          5,000      5,000,000
   5.420% 09/03/96 .............................          5,000      4,999,414
   5.460% 09/03/96 .............................         15,000     14,996,128
   5.585% 09/03/96 .............................          3,850      3,851,055
   5.610% 09/03/96 .............................         12,100     12,105,327
                                                                  ------------
                                                                    49,950,710
                                                                  ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $299,036,901) .....................                   299,036,901
                                                                  ------------


                                                   PAR
                                                  (000)       VALUE
                                                 -------   ------------
U. S. TREASURY OBLIGATIONS--7.2%
U.S. TREASURY NOTES--7.2%
   6.875% 02/28/97 ......................        $20,000   $ 20,159,607
   6.875% 03/31/97 ......................         10,000     10,075,608
   6.500% 04/30/97 ......................         10,000     10,050,993
                                                           ------------
    TOTAL U. S. TREASURY
       OBLIGATIONS
       (Cost $40,286,208) ...............                    40,286,208
                                                           ------------
REPURCHASE AGREEMENTS--38.5%
Aubrey G. Lanston & Co. Inc.
   5.200% 09/03/96 ......................         92,000     92,000,000
     (Agreement dated 08/30/96 to be
     repurchased at $92,053,156,
     collateralized by $44,562,500
     U.S. Treasury Bond 6.25% due
     08/15/23 and collateralized by
     $47,439,700 U.S. Treasury
     Notes 7.75% to 8.50% due
     12/31/99 to 11/15/00. Market
     value of collateral is $92,002,200.)
Donaldson, Lufkin & Jenrette
   5.310% 09/03/96 ......................        102,200    102,200,000
     (Agreement dated 08/30/96 to be
     repurchased at $102,260,298,
     collateralized by $110,810,000
     Federal Home Loan Mortgage
     Corp. due 08/15/26
     Market  value of collateral is
     $105,270,608.)
Morgan Stanley & Co.
   5.270% 09/20/96 ......................         20,000     20,000,000
     (Agreement dated 08/22/96 to be
     repurchased at 20,084,906,
     collateralized by $25,860,948
     Federal Home Loan Mortgage
     Corp. 0% to 8.00% due 12/01/09 to
     06/15/35. Market value of collateral
     is $20,405,022.)
                                                           ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $214,200,000) ..............                   214,200,000
                                                           ------------

                 See Accompanying Notes to Financial Statements.

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 1996



                                                 VALUE
                                              ------------

TOTAL INVESTMENTS AT VALUE--99.5%
   (COST $553,523,109*)..................     $553,523,109

OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.5%..................        3,023,896
                                              ------------
NET ASSETS (Applicable to
   192,603,016 Bedford shares,
   57,191,735 Bradford shares,
   306,763,729 Janney Montgomery
   Scott shares and 800 other
   shares)--100%.........................     $556,547,005
                                              ============
NET ASSET VALUE, offering and
   redemption price per share
   ($556,547,005 (DIVIDE) 556,559,280)...            $1.00
                                                     =====
*  Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Obligations -- The interest rate is the rate as of August
         31, 1996 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1996

Investment Income
   Interest ....................................................     $30,707,263
                                                                     -----------

Expenses
   Investment advisory fees ....................................      2,310,433
   Distribution fees ...........................................      3,236,194
   Directors' fees .............................................         10,037
   Custodian fees ..............................................        102,930
   Transfer agent fees .........................................        610,887
   Legal fees ..................................................         20,228
   Audit fees ..................................................         16,044
   Registration fees ...........................................        134,940
   Insurance expense ...........................................         11,658
   Printing fees ...............................................        107,852
   Miscellaneous ...............................................            499
                                                                     -----------
                                                                      6,561,702

   Less fees waived ............................................       (671,811)
   Less expense reimbursement by advisor .......................       (406,954)
                                                                     -----------
       Total expenses ..........................................       5,482,937
                                                                     -----------
Net investment income ..........................................      25,224,326
                                                                     -----------
Realized loss on investments ...................................        (10,995)
                                                                     -----------
Net increase in net assets resulting from operations ...........     $25,213,331
                                                                     ===========

                 See Accompanying Notes to Financial Statements.

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                    FOR THE           FOR THE
                                                  YEAR ENDED        YEAR ENDED
                                                AUGUST 31, 1996  AUGUST 31, 1995
                                                ---------------  ---------------
Increase (decrease)
  in net assets:
Operations:
  Net investment income .....................     $ 25,224,326    $ 12,855,095
  Net gain (loss)
    on investments ..........................          (10,995)         41,241
                                                  ------------    ------------
  Net increase in net assets
    resulting from operations ...............       25,213,331      12,896,336
                                                  ------------    ------------
Distributions to shareholders:
Dividends to shareholders from
  net investment income:
    Bedford shares ..........................       (8,829,111)     (7,551,189)
    Bradford Shares .........................       (2,208,959)     (2,071,772)
    Janney Montgomery Scott shares ..........      (14,186,256)     (3,232,134)
Dividends to shareholders from net
  realized short-term gains:
    Bedford shares ..........................          (12,697)             --
    Bradford shares .........................           (3,154)             --
    Janney Montgomery Scott shares ..........          (18,204)             --
                                                  ------------    ------------
      Total distributions
        to shareholders .....................      (25,258,381)    (12,855,095)
                                                  ------------    ------------
Net capital share transactions ..............       44,099,699     306,300,108
                                                  ------------    ------------
Total increase in net assets ................       44,054,649     306,341,349

Net Assets:
  Beginning of year .........................      512,492,356     206,151,007
                                                  ------------    ------------
  End of year ...............................     $556,547,005    $512,492,356
                                                  ============    ============

                 See Accompanying Notes to Financial Statements.

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                            FINANCIAL HIGHLIGHTS (c)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                                                    FOR THE PERIOD
                                                                                                                   JANUARY 10, 1992
                                                     FOR THE         FOR THE          FOR THE          FOR THE     (COMMENCEMENT OF
                                                   YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED    OPERATIONS) TO
                                                AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993  AUGUST 31, 1992
                                                ---------------  ---------------  ---------------  ---------------  ---------------
     Net asset value, beginning of period ......   $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                                   --------         --------         --------         --------         --------
     Income from investment operations:
       Net investment income ...................     0.0458           0.0475           0.0270           0.0231           0.0208
       Net gains on securities (both realized
         and unrealized) .......................         --               --               --               --           0.0009
                                                   --------         --------         --------         --------         --------
     Total from investment operations ..........     0.0458           0.0475           0.0270           0.0231           0.0217
                                                   --------         --------         --------         --------         --------
     Less distributions
       Dividends (from net investment income) ..    (0.0458)         (0.0475)         (0.0270)         (0.0231)         (0.0208)
       Distributions (from capital gains)                --               --               --               --          (0.0009)
                                                   --------         --------         --------         --------         --------
         Total distributions ...................    (0.0458)         (0.0475)         (0.0270)         (0.0231)         (0.0217)
                                                   --------         --------         --------         --------         --------
     Net asset value, end of period ............   $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                                   ========         ========         ========         ========         ========
     Total Return ..............................      4.68%            4.86%            2.73%            2.33%          3.42%(b)
     Ratios /Supplemental Data
       Net assets, end of period ...............   $ 57,190         $ 46,509         $ 39,732         $ 50,523         $ 42,477
       Ratios of expenses to average
         net assets ............................    .975%(a)         .975%(a)         .975%(a)         .975%(a)      .975%(a)(b)
       Ratios of net investment income
         to average net assets .................      4.58%            4.75%            2.70%            2.31%          3.23%(b)



(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets would have been 1.10%, 1.13%, 1.18% and 1.18% for the years ended August 31, 1996, 1995, 1994 and 1993, respectively and 1.15% annualized for the period end August 31, 1992.
(b)  Annualized.
(c) Financial Highlights relate soley to the Bradford Class of shares within the portfolio.




                 See Accompanying Notes to Financial Statements.

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 1996

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 12.35 billion shares are currently classified into sixty-six classes. Each class represents an interest in one of seventeen investment portfolios of the Fund. The classes have been grouped into fifteen separate "families", eight of which have begun investment operations: the RBB Family, the BEA Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Janney Montgomery Scott Money Family, the n/i Family and the Bradford Family. The Bradford Government Obligations Money Market Shares represents an interest in the Government Obligations Money Market Portfolio, which is covered by this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have the portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, PNC Institutional Management Corporation ("PIMC"), a wholly owned subsidiary of PNC Asset Management Group, Inc., which is in turn a wholly owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment advisor for the portfolio described herein. PNC Bank serves as the sub-advisor for the Government Obligations Money Market Portfolio.

     For its advisory services, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the portfolio's average daily net assets:

                    .45% of first $250 million of net assets;
                    .40% of next $250 million of net assets;
                    .35% of net assets in excess of $500 million

     PIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this portfolio. For each class of shares within this portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 1996, advisory fees and waivers for the investment portfolio were as follows:

           GROSS                                             NET
         ADVISORY                                         ADVISORY
           FEE                   WAIVER                      FEE
       ------------           ------------              ------------
        $2,310,433             $(671,811)                $1,638,622


     PNC Bank, as sub-advisor, receives a fee directly from PIMC, not the portfolio. In addition, PNC Bank serves as custodian for each of the Fund's portfolios. PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as each class's transfer and dividend disbursing agent. For the year ended August 31, 1996, transfer agency fees for each class of shares within the investment portfolio were as follows:

                                                      TRANSFER AGENCY
                                                            FEE
                                                      ---------------

          Bedford Class                                  $  81,107
          Bradford Class                                    11,935
          Janney Montgomery Scott Class                    517,845
                                                         ---------
             Total                                        $610,887
                                                         =========

     The Fund, on behalf of each class of shares within the investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Contracts with Counsellors Securities Inc. ("Counsellors"), which provide for each class to make monthly payments, based on average net assets, to Counsellors of up to .65% on an annualized basis for the Bedford, Janney Montgomery Scott and Bradford Classes and up to .20% on an annualized basis for the Sansom Street Class.

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     For the year ended August 31, 1996, distribution fees for each class were as follows:
                                                  DISTRIBUTION
                                                      FEE
                                                  ------------
     Bedford Class                                 $1,091,847
     Bradford Class                                   275,120
     Janney Montgomery Scott Class                  1,869,227
                                                   ----------
        Total                                      $3,236,194
                                                   ==========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. No such payments were necessary for the year ended August 31, 1996.

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                                 FOR THE          FOR THE
                                               YEAR ENDED       YEAR ENDED
                                             AUGUST 31, 1996  AUGUST 31, 1995
                                             ---------------  ---------------
                                                  VALUE            VALUE
                                             ---------------  ---------------
     Shares sold:
       Bedford Class                         $  663,889,198    $ 461,728,190
       Bradford Class                           180,761,217      192,414,935
       Janney Montgomery Scott Class          1,160,250,876      533,143,649
     Shares issued in
       reinvestment of dividends:
         Bedford Class                            8,793,104        7,147,384
         Bradford Class                           2,158,629        2,029,050
         Janney Montgomery Scott Class           14,080,097        3,065,158
     Shares repurchased:
       Bedford Class                           (643,470,937)    (471,908,601)
       Bradford Class                          (172,234,746)    (187,671,346)
       Janney Montgomery Scott Class         (1,170,127,739)    (233,648,311)
                                              -------------    -------------
     Net increase                             $  44,099,699    $ 306,300,108
                                              -------------    -------------
     Bradford Shares authorized                 500,000,000      500,000,000
                                              =============    =============

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 4. NET ASSETS

     At August 31, 1996, net assets consisted of the following:

         Capital paid-in:
            Bedford Class                          $ 192,603,016
            Bradford Class                            57,191,735
            Janney Montgomery Scott Class            306,763,729
            Other Classes                                    800
         Accumulated net realized loss
            on investments:
            Bedford Class                                 (4,248)
            Bradford Class                                (1,261)
            Janney Montgomery Scott Class                 (6,766)
                                                   -------------
                                                   $ 556,547,005
                                                   =============

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 1996

NOTE 5. CAPITAL LOSS CARRYOVERS

     At August 31, 1996, $12,275 of capital loss carryovers were available to offset future realized gains which expire in 2004.

NOTE 6. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers two other class of shares representing an interest in the Government Obligations Money Market Portfolio: Bedford and Janney Montgomery Scott. Each class is marketed to different types of investors. The financial highlights are as follows:

THE BEDFORD FAMILY



                                                          GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                                      -----------------------------------------------------------------------------------
                                           FOR THE         FOR THE          FOR THE          FOR THE          FOR THE
                                         YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                      AUGUST 31, 1996  AUGUST 31, 1995  AUGUST 31, 1994  AUGUST 31, 1993  AUGUST 31, 1992
                                      ---------------  ---------------  ---------------  ---------------  ---------------
Net asset value,
  beginning of year ..................   $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                         --------         --------         --------         --------         --------
Income from investment operations:
  Net investment income. .............     0.0458           0.0475            0.027           0.0231           0.0375
  Net gains on securities (both
   realized and unrealized) ..........         --               --               --               --           0.0009
                                         --------         --------         --------         --------         --------
     Total from investment
      operations .....................     0.0458           0.0475            0.027           0.0231           0.0384
                                         --------         --------         --------         --------         --------
Less distributions
  Dividends (from net investment
   income) ...........................    (0.0458)         (0.0475)         (0.0270)         (0.0231)         (0.0375)
  Distributions (from capital gains) .         --               --               --               --          (0.0009)
                                         --------         --------         --------         --------         --------
     Total distributions .............    (0.0458)         (0.0475)         (0.0270)         (0.0231)         (0.0384)
                                         --------         --------         --------         --------         --------
Net asset value,
  end of year ........................   $   1.00         $   1.00         $   1.00         $   1.00         $   1.00
                                         ========         ========         ========         ========         ========
Total Return .........................      4.68%            4.86%            2.73%            2.33%            3.91%
Ratios /Supplemental Data
  Net assets, end of year (000).......   $192,599         $163,398         $166,418         $213,741         $225,101
  Ratios of expenses to average
   net assets ........................    .975%(a)         .975%(a)         .975%(a)         .975%(a)         .975%(a)
  Ratios of net investment income
   to average net assets .............      4.58%            4.75%            2.70%            2.31%            3.75%



(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.10%, 1.13%, 1.17%, 1.18%, and 1.12% for the years ended and 1992, respectively.

               BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 AUGUST 31, 1996

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT FAMILY




                                                    GOVERNMENT OBLIGATIONS
                                                    MONEY MARKET PORTFOLIO
                                               ---------------------------------
                                                                 FOR THE PERIOD
                                                                 JUNE 12, 1995
                                                   FOR THE      (COMMENCEMENT OF
                                                  YEAR ENDED     OPERATIONS) TO
                                               AUGUST 31, 1996  AUGUST 31, 1995
                                               ---------------  ----------------
     Net asset value,
       beginning of period ..................      $   1.00        $   1.00
                                                   --------        --------
     Income from investment operations:
       Net investment income ................        0.0456          0.0109
                                                   --------        --------
         Total from investment
           operations .......................        0.0456          0.0109
                                                   --------        --------
     Less distributions
       Dividends (from net
         investment income) .................       (0.0456)        (0.0109)
                                                   --------        --------
         Total distributions ................       (0.0456)        (0.0109)
                                                   --------        --------
    Net asset value, end of period ..........      $   1.00        $   1.00
                                                   ========        ========

     Total Return ...........................         4.66%         5.03%(b)
     Ratios /Supplemental Data
       Net assets, end of period (000) ......      $306,757        $302,585
       Ratios of expenses to average
         net assets .........................       1.00%(a)     1.00%(a)(b)
       Ratios of net investment income
         to average net assets ..............         4.56%         4.91%(b)

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.25% for the year ended August 31, 1996 and 1.28% annualized for the period ended August 31, 1995.
(b)  Annualized.

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